FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT (Details) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($) Partnership	Sep. 30, 2012 USD ($)
Limited Liability Partnerships
Number of limited partnerships that entity sold shares of the partnership | Partnership				3
Investments in limited partnerships, at carried cost				$ 9,400
Realized gain on sale of investment securities				8,800
Quoted Prices in Active Markets for Identical Assets (Level 1)
Non-qualified Supplemental Savings Plan
Assets held in Non-qualified Supplement Savings Plan, at Fair Value		$ 13,200	$ 14,300	10,500
Equity securities
Available-for-sale securities
Cost		64,462	64,462	68,434
Gross unrealized gains		86,986	157,838	237,214
Estimated fair value		151,448	222,300	305,648
Equity available-for-sale securities sold, fair value	$ 23,300	$ 0	49,200	214,100	$ 0
Total gross realized gain on such sales of available-for-sale securities	$ 21,400		$ 45,200	$ 153,400